Consolidated Statements of Stockholders' Equity - USD ($) $ in Thousands	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Beginning balance, value at Oct. 31, 2019		$ 50	$ 423,750	$ (384,269)	$ 39,531
Balance, shares at Oct. 31, 2019		50,201,671
Stock-based compensation			891		891
Stock-based compensation, shares		8,870
Tax withholdings paid on equity awards			(1)		(1)
Tax shares sold to pay for tax withholdings on equity awards			1		1
Issuance of shares to employees under ESPP Plan			7		7
Issuance of shares to employees under ESPP Plan, shares		14,148
ESPP Expense			1		1
Warrant exercises			2		2
Warrant exercises, shares		33,916
Shares issued in settlement of warrants		$ 3	74		77
Shares issued in settlement of warrants, shares		3,000,000
Advaxis public offerings, net of offering costs		$ 13	11,053		11,066
Advaxis public offerings, net of offering costs, shares		12,489,104
Commitment fee shares issued for equity line		$ 1	643		644
Commitment fee shares issued for equity line, shares		1,084,266
Shares issued under equity line		$ 11	4,419		4,430
Shares issued under equity line, shares		11,242,048
Net Loss				(26,469)	(26,469)
Ending balance, value at Oct. 31, 2020		$ 78	440,840	(410,738)	30,180
Balance, shares at Oct. 31, 2020		78,074,023
Stock-based compensation			236		236
Stock-based compensation, shares
Warrant exercises		$ 7	2,579		2,586
Warrant exercises, shares		7,390,000
Advaxis public offerings, net of offering costs		$ 31	8,519		8,550
Advaxis public offerings, net of offering costs, shares		30,666,665
Net Loss				(3,977)	(3,977)
Ending balance, value at Jan. 31, 2021		$ 116	452,174	(414,715)	37,575
Balance, shares at Jan. 31, 2021		116,130,688
Beginning balance, value at Oct. 31, 2020		$ 78	440,840	(410,738)	30,180
Balance, shares at Oct. 31, 2020		78,074,023
Stock-based compensation			566		566
Stock-based compensation, shares		5,555
Stock option exercises
Stock option exercises, shares		333			333
Issuance of shares to employees under ESPP Plan
Issuance of shares to employees under ESPP Plan, shares		1,000
Warrant exercises		$ 18	3,753		3,771
Warrant exercises, shares		18,427,435
Advaxis public offerings, net of offering costs		$ 50	22,183		22,233
Advaxis public offerings, net of offering costs, shares		49,130,113
Net Loss				(17,862)	(17,862)
Ending balance, value at Oct. 31, 2021		$ 146	467,342	(428,600)	38,888
Balance, shares at Oct. 31, 2021		145,638,459
Stock-based compensation			26		26
Stock-based compensation, shares
Net Loss				(365)	(365)
Ending balance, value at Jan. 31, 2022		$ 146	$ 467,368	$ (428,965)	$ 38,549
Balance, shares at Jan. 31, 2022		145,638,459